Note 16 - Lease (Including Related Parties)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
NOTE
16
– LEASE (
INCLUDING RELATED PARTIES)

The Company leases
20
North Rear Road, a
10.4
acre site of land in Canada. This was through a sublease from a relative of the Company’s President until
October 2019,
when the lease was assigned to a
third
-party. There are
two
buildings on the site –
one
of
27,000
square feet and
one
of
53,000
square feet. There is also a
4,000
square foot vault for security purposes. The Company constructed improvements to this property, including structures and equipment for growing marijuana, security fencing required for licensing as a marijuana producer, and other infrastructure. As further described in Note
6,
these improvements were fully impaired during
2018.

The
20
North Rear Road lease agreement began on
September 1, 2013
and required annual rent payments of CAD
$339,000,
including tax. At
December 31, 2016,
the balance sheet included accrued rent of
$552,934,
owed to Jamaal Shaban (“Lessor”), cousin of Bill Chaaban. Concurrently, the Lessor had fallen behind on a mortgage payable on the property. Effective
January 2017,
the Company entered into agreements to terminate the initial lease, enter into a convertible debt note with the Lessor’s creditor, and begin a new lease agreement for the same property. The new lease agreement calls for monthly rental payments of CAD
$4,000
plus taxes for a period of
five
years. In exchange, the Company issued convertible notes payable of
$824,446
in satisfaction of the accrued rent and future rent. The lease has been accounted for as an operating lease, and the amount of the note in excess of the accrued rent was treated as a deferred lease asset amortized over the
5
-year lease. However, in conjunction with the impairment, as further described in Note
6,
the remaining deferred lease asset was fully expensed in
2018.
As of
December 31, 2019,
the operating right of use asset was
$68,547
and the associated liability was
$65,467,
utilizing an
8%
discount rate. During
2019
and
2018,
lease expenses of
$33,369
and
$253,695,
respectively, related to this agreement were recognized within general and administrative expenses. This lease was assigned by the Lessor to Jamsyl Group, a third
-party, in
October 2019.

The Company also leases office space in Windsor, Ontario from R&D Labs Canada, Inc., whose president is Bill Chaaban. This lease was subsequently assigned to RN Holdings Ltd, a third
-party, on
May 8, 2019.
Under the lease agreement effective
October 1, 2017,
monthly rents of CAD
$2,608
are due through
September 2022,
at which point monthly rents of CAD
$3,390
are due. As of
December 31, 2019,
the operating right of use asset was
$160,737
and the associated liability was
$163,157,
utilizing an
8%
discount rate. During
2019
and
2018,
lease expenses of approximately
$26,000
and
$24,000,
respectively related to this agreement were recognized within general and administrative expenses.

Maturities of operating lease liabilities at
December 31, 2019
were as follows:

Amount
2020	$61,051
2021	61,051
2022	25,902
2023	31,320
2024	31,320
Thereafter	86,130

Total lease payments	$296,774
Less imputed interest	68,150
Present value of lease liabilities	$228,624